Leases - Related Party (Details 1)	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Weighted average remaining lease term (years)	4 years
Weighted average discount rate	1.67%
Operating lease cost	$ 303,910
Variable lease cost (1)	[1]
Total lease costs	$ 303,910

[1]	Variable lease cost primarily relates to common area maintenance, property taxes and insurance on leased real estate.